Revenues and other income - (Details) € in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees				€ 42,113	€ 52,753
Milestone payments				33,383	28,567
Reimbursement income				11,344	558
Other revenues				4,944	5,705
Total revenue	€ 58,738	€ 49,676		91,785	87,583
Deferred income	96,325			96,325		€ 149,801
Other income	8,852	€ 7,358		16,724	14,289
AbbVie
Revenue and Other Income [Line Items]
Milestone achieved			$ 25.0	22,400
Milestone payments				22,200
Fee For Services Segment [Member]
Revenue and Other Income [Line Items]
Other revenues				4,878	5,641
Total revenue				4,878	5,641
Other income				7	2
All other segments [member]
Revenue and Other Income [Line Items]
Other revenues				66	64
Collaboration agreement for CF | AbbVie
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees				1,044	3,422
Milestone payments				23,349	12,544
Reimbursement income				749	558
Deferred income recognized in revenue				2,200
Deferred income	1,200			1,200
Collaboration agreement for filgotinib | Gilead
Revenue and Other Income [Line Items]
Recognition of non-refundable upfront payments and license fees				41,069	49,331
Milestone payments				10,034	€ 16,023
Deferred income recognized in revenue				51,100
Deferred income	€ 94,700			€ 94,700
Percentage of cost funded			20.00%	20.00%
Collaboration agreement for MOR106 | Novartis
Revenue and Other Income [Line Items]
Reimbursement income				€ 10,595
collaboration agreement for filgotinib Subscription agreement | Gilead
Revenue and Other Income [Line Items]
Deferred income recognized in revenue				€ 5,100